Quarterly Holdings Report
for
Fidelity Freedom® 2025 Fund
December 31, 2023
F25-NPRT3-0224
1.811340.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.38% 1/25/24 to 3/28/24 (b) (Cost $40,890,724)	41,070,000	40,897,727

Domestic Equity Funds - 27.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	21,117,432	227,434,747
Fidelity Series Blue Chip Growth Fund (c)	40,139,961	626,986,187
Fidelity Series Commodity Strategy Fund (c)	1,601,493	148,346,337
Fidelity Series Growth Company Fund (c)	60,117,899	1,170,495,489
Fidelity Series Intrinsic Opportunities Fund (c)	21,531,374	233,184,782
Fidelity Series Large Cap Stock Fund (c)	56,397,317	1,102,003,579
Fidelity Series Large Cap Value Index Fund (c)	23,414,901	344,667,338
Fidelity Series Opportunistic Insights Fund (c)	37,048,899	698,742,238
Fidelity Series Small Cap Core Fund (c)	166,219	1,869,961
Fidelity Series Small Cap Discovery Fund (c)	8,526,073	99,584,538
Fidelity Series Small Cap Opportunities Fund (c)	24,388,446	338,999,406
Fidelity Series Stock Selector Large Cap Value Fund (c)	58,914,839	769,427,793
Fidelity Series Value Discovery Fund (c)	46,327,484	689,352,955
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,500,554,379)		6,451,095,350

International Equity Funds - 27.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	26,995,279	396,560,653
Fidelity Series Emerging Markets Fund (c)	52,278,129	442,272,970
Fidelity Series Emerging Markets Opportunities Fund (c)	103,589,842	1,795,211,966
Fidelity Series International Growth Fund (c)	64,667,656	1,107,756,943
Fidelity Series International Small Cap Fund (c)	21,339,040	361,910,116
Fidelity Series International Value Fund (c)	95,012,623	1,108,797,308
Fidelity Series Overseas Fund (c)	85,350,918	1,107,001,406
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,916,247,593)		6,319,511,362

Bond Funds - 43.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	264,975,246	2,029,710,383
Fidelity Series Emerging Markets Debt Fund (c)	15,472,746	119,913,778
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	4,185,371	39,216,923
Fidelity Series Floating Rate High Income Fund (c)	2,381,884	21,508,413
Fidelity Series High Income Fund (c)	14,156,865	119,059,235
Fidelity Series International Credit Fund (c)	2,007,484	16,019,726
Fidelity Series International Developed Markets Bond Index Fund (c)	100,095,446	874,834,194
Fidelity Series Investment Grade Bond Fund (c)	576,300,187	5,820,631,890
Fidelity Series Long-Term Treasury Bond Index Fund (c)	192,346,790	1,127,152,192
Fidelity Series Real Estate Income Fund (c)	2,420,213	22,967,819
TOTAL BOND FUNDS (Cost $11,773,593,990)		10,191,014,553

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	59,819,613	59,831,577
Fidelity Series Government Money Market Fund 5.43% (c)(e)	288,184,577	288,184,577
Fidelity Series Short-Term Credit Fund (c)	11,375	112,042
TOTAL SHORT-TERM FUNDS (Cost $348,124,515)		348,128,196

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $21,579,411,201)	23,350,647,188
NET OTHER ASSETS (LIABILITIES) - 0.0%	421,392
NET ASSETS - 100.0%	23,351,068,580

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,667	Mar 2024	526,860,547	16,884,784	16,884,784
CBOT 5-Year U.S. Treasury Note Contracts (United States)	7,432	Mar 2024	808,404,188	17,688,135	17,688,135
CBOT Long Term U.S. Treasury Bond Contracts (United States)	936	Mar 2024	116,941,500	8,500,583	8,500,583

TOTAL PURCHASED					43,073,502

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	816	Mar 2024	196,656,000	(6,529,069)	(6,529,069)
ICE MSCI EAFE Index Contracts (United States)	288	Mar 2024	32,434,560	(206,848)	(206,848)
ICE MSCI Emerging Markets Index Contracts (United States)	3,854	Mar 2024	199,193,990	(8,827,630)	(8,827,630)

TOTAL SOLD					(15,563,547)

TOTAL FUTURES CONTRACTS					27,509,955
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $40,897,727.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	41,182,948	421,728,746	403,080,117	1,569,308	706	(706)	59,831,577	0.1%
Total	41,182,948	421,728,746	403,080,117	1,569,308	706	(706)	59,831,577

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,935,469,929	376,160,633	181,436,713	64,745,438	(7,138,845)	(93,344,621)	2,029,710,383
Fidelity Series All-Sector Equity Fund	236,064,178	13,213,704	52,744,679	10,657,368	(2,558,672)	33,460,216	227,434,747
Fidelity Series Blue Chip Growth Fund	650,152,764	23,541,551	219,146,999	3,549,014	30,585,204	141,853,667	626,986,187
Fidelity Series Canada Fund	431,168,165	32,188,089	95,827,730	13,076,130	21,246,641	7,785,488	396,560,653
Fidelity Series Commodity Strategy Fund	162,219,120	24,430,321	28,080,689	6,872,031	(22,412,308)	12,189,893	148,346,337
Fidelity Series Emerging Markets Debt Fund	119,646,833	7,258,874	13,093,835	5,673,702	(2,419,179)	8,521,085	119,913,778
Fidelity Series Emerging Markets Debt Local Currency Fund	40,567,505	2,376,234	4,784,587	1,938,559	(424,221)	1,481,992	39,216,923
Fidelity Series Emerging Markets Fund	287,842,689	150,801,557	13,194,624	10,505,958	969,436	15,853,912	442,272,970
Fidelity Series Emerging Markets Opportunities Fund	1,996,236,757	63,051,585	364,798,938	49,691,348	(12,662,600)	113,385,162	1,795,211,966
Fidelity Series Floating Rate High Income Fund	22,591,461	1,904,465	3,382,776	1,647,706	(158,210)	553,473	21,508,413
Fidelity Series Government Money Market Fund 5.43%	236,997,123	121,134,233	69,946,779	10,052,731	-	-	288,184,577
Fidelity Series Growth Company Fund	1,212,917,112	76,709,313	369,393,286	36,222,687	(1,467,513)	251,729,863	1,170,495,489
Fidelity Series High Income Fund	121,053,951	7,185,677	12,411,655	5,777,820	(952,555)	4,183,817	119,059,235
Fidelity Series International Credit Fund	15,237,228	578,240	201,013	578,239	2,951	402,320	16,019,726
Fidelity Series International Developed Markets Bond Index Fund	906,786,410	75,268,122	110,599,565	33,815,827	(9,858,034)	13,237,261	874,834,194
Fidelity Series International Growth Fund	1,139,311,719	63,071,786	184,609,188	14,209,258	3,730,227	86,252,399	1,107,756,943
Fidelity Series International Small Cap Fund	311,599,931	66,701,772	42,615,873	12,088,817	4,025,376	22,198,910	361,910,116
Fidelity Series International Value Fund	1,135,761,952	70,659,252	202,907,440	35,385,413	25,625,929	79,657,615	1,108,797,308
Fidelity Series Intrinsic Opportunities Fund	237,706,685	61,429,778	52,871,912	49,759,838	3,005,114	(16,084,883)	233,184,782
Fidelity Series Investment Grade Bond Fund	5,742,801,752	730,770,416	653,174,258	175,145,870	(22,737,676)	22,971,656	5,820,631,890
Fidelity Series Large Cap Stock Fund	1,138,649,032	78,971,721	231,363,935	58,117,553	40,254,368	75,492,393	1,102,003,579
Fidelity Series Large Cap Value Index Fund	356,561,197	26,517,770	59,551,297	13,888,839	5,807,469	15,332,199	344,667,338
Fidelity Series Long-Term Treasury Bond Index Fund	1,163,769,875	165,406,925	139,527,473	26,914,460	(23,523,114)	(38,974,021)	1,127,152,192
Fidelity Series Opportunistic Insights Fund	722,541,905	14,895,573	173,023,170	7,143,441	613,755	133,714,175	698,742,238
Fidelity Series Overseas Fund	1,138,200,752	51,905,121	169,546,998	18,075,516	22,371,754	64,070,777	1,107,001,406
Fidelity Series Real Estate Income Fund	41,108,522	2,015,962	20,282,060	1,681,571	(912,053)	1,037,448	22,967,819
Fidelity Series Short-Term Credit Fund	108,646	2,568	1,439	2,410	34	2,233	112,042
Fidelity Series Small Cap Core Fund	-	2,048,918	461,689	33,051	41,715	241,017	1,869,961
Fidelity Series Small Cap Discovery Fund	103,619,055	9,628,608	25,792,660	3,029,424	1,887,630	10,241,905	99,584,538
Fidelity Series Small Cap Opportunities Fund	349,066,929	24,131,740	79,767,874	3,491,842	7,122,127	38,446,484	338,999,406
Fidelity Series Stock Selector Large Cap Value Fund	794,965,376	55,158,155	145,869,704	35,278,984	13,274,541	51,899,425	769,427,793
Fidelity Series Value Discovery Fund	709,303,981	67,403,974	112,206,461	31,856,375	2,712,784	22,138,677	689,352,955
	23,460,028,534	2,466,522,637	3,832,617,299	740,907,220	76,052,075	1,079,931,937	23,249,917,884

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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